Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Property and equipment	$ 34,058	$ 16,074
Goodwill	429,742	429,856
Intangible assets	97,509	99,070
Investment in OPay	258,300	253,300
Equity-accounted investments	1,248
Other non-current investments and financial assets	1,760	3,049
Deferred tax assets	1,063	1,133
Total non-current assets	823,681	802,482
Trade receivables	92,823	69,382
Current receivables from sale of investments		32,797
Other current receivables	4,560	7,760
Cash and cash equivalents	126,797	93,863
Other current assets	7,724	4,660
Total current assets	231,904	208,461
Total assets	1,055,585	1,010,943
Equity:
Share capital	18	18
Additional paid-in capital	647,212	717,610
Treasury shares	(238,815)	(238,815)
Retained earnings	536,623	445,164
Foreign currency translation reserve	(4,938)	(4,127)
Total equity attributable to Opera shareholders	940,100	919,850
Liabilities:
Non-current lease liabilities	5,631	6,776
Deferred tax liabilities	8,689	2,813
Other non-current liabilities	71	94
Total non-current liabilities	14,391	9,682
Trade and other payables	75,285	52,247
Current lease liabilities	3,955	3,770
Income tax payable	3,190	1,838
Deferred revenue	5,441	10,272
Other current liabilities	13,222	13,285
Total current liabilities	101,093	81,411
Total liabilities	115,484	91,093
Total equity and liabilities	$ 1,055,585	$ 1,010,943